Gold and Foreign Currency Quotation Differences (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Gold and Foreign Currency Quotation Differences

The account breaks down as follows as of the indicated dates:

Originated by:	12.31.18	12.31.17
Foreign Currency Brokerage	5,989,359	2,942,860
Valuation of Foreign Currency Assets and Liabilities	(2,212,288)	536,001

Total	3,777,071	3,478,861